Bank-Owned Life Insurance (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Compensation and Retirement Disclosure [Abstract]
Bank-owned life insurance	$ 21,306	$ 20,726
Bank Owned Life Insurance Income	580	400	284
Gain on bank-owned life insurance proceeds	$ 0	$ 0	$ (349)